Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Lease Expense And Supplemental Cash Flow Information
The components of lease costs are as follows:

	For the Period
(Dollars in Thousands)	January 3 – March 31, 2023 (Successor)	January 1 – March 31, 2022 (Predecessor)
Operating lease expense	$1,926	$750
Variable lease expense	437	358
Short-term lease expense	205	31

Total lease expense	$2,568	$1,139

Supplemental cash flow information and
non-cash
activity related to our operating leases are as follows:

	For the Period
(Dollars in Thousands)	January 3 – March 31, 2023 (Successor)	January 1 – March 31, 2022 (Predecessor)
Operating cash flow information:
Operating cash flow from operating leases	$1,666	$701
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	214	—
Weighted-average remaining lease term and discount rate for our operating leases are as follows:

As of March 31, 2023 (Successor)
Weighted-average remaining lease term	5.45
Weighted-average discount rate	6.29%

Lessee, Operating Lease, Liability, Maturity
As of March 31, 2023 (Successor), the future minimum lease payments for the Company’s operating leases for each of the years ending March 31 are as follows (in thousands):

(Dollars in Thousands)	Future Minimum Rental Operating Leases
Rest of 2023	$4,957
2024	7,551
2025	5,388
2026	4,131
2027	3,446
2028 and beyond	6,695

Total lease payments	32,168
Less: Imputed interest	3,713

Present value of lease liabilities	$28,455